Schedule IV - Consolidated Reinsurance (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount		$ 921,444	$ 1,463,472
Ceded to other companies		(702,833)	(1,106,638)
Assumed from other companies		5,258	5,939
Net amount		$ 223,869	$ 362,773
Percentage of amount assumed to net		2.40%	1.60%
Gross amount		$ 395,385,878	$ 390,226,197
Ceded to other companies		388,790,881	384,704,438
Assumed from other companies		5,106,566	4,601,282
Net amount		$ 11,701,563	$ 10,123,041
Percentage of amount assumed to net		43.60%	45.50%
Life and Annuity Insurance Product Line
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount		$ 869,472	$ 1,405,005
Ceded to other companies		(669,382)	(1,056,276)
Assumed from other companies		5,258	5,939
Net amount		$ 205,348	$ 354,668
Percentage of amount assumed to net		2.60%	1.70%
Accident And Health Insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount		$ 51,972	$ 58,467
Ceded to other companies		(33,451)	(50,362)
Net amount		$ 18,521	$ 8,105
Percentage of amount assumed to net		0.00%	0.00%
Predecessor
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 331,899			$ 1,331,597
Ceded to other companies	(333,480)			(1,338,427)
Assumed from other companies	$ 1,581			$ 6,830
Percentage of amount assumed to net	0.00%			0.00%
Gross amount				$ 389,941,404
Ceded to other companies				395,421,202
Assumed from other companies				$ 5,479,798
Percentage of amount assumed to net				0.00%
Predecessor | Life and Annuity Insurance Product Line
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 313,410			$ 1,250,623
Ceded to other companies	(314,991)			(1,257,453)
Assumed from other companies	$ 1,581			$ 6,830
Percentage of amount assumed to net	0.00%			0.00%
Predecessor | Accident And Health Insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 18,489			$ 80,974
Ceded to other companies	$ (18,489)			$ (80,974)
Percentage of amount assumed to net	0.00%			0.00%